AB Emerging Markets Growth Portfolio
SUMMARY INFORMATION AB Emerging Markets Growth Portfolio
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund—Sales Charge Reduction Programs for Class A Shares on page 19 of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs on page 71 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AB Emerging Markets Growth Portfolio	Class A Shares		Class C Shares		Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none
Exchange Fee	none		none		none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AB Emerging Markets Growth Portfolio		Class A	Class C	Advisor Class
Management Fees		1.18%	1.18%	1.18%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses: Transfer Agent		0.02%	0.02%	0.02%
Other Expenses		6.79%	6.79%	6.79%
Total Other Expenses		6.81%	6.81%	6.81%
Total Annual Fund Operating Expenses		8.24%	8.99%	7.99%
Fee Waiver and/or Expense Reimbursement	[1]	(6.54%)	(6.54%)	(6.54%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.70%	2.45%	1.45%
[1]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through October 31, 2017 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 1.70%, 2.45% and 1.45% of average daily net assets, respectively, for Class A, Class C and Advisor Class shares ("expense limitations"). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund's Total Annual Fund Operating Expenses to exceed these expense limitations percentages.

Example
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AB Emerging Markets Growth Portfolio - USD ($)	Class A	Class C		Advisor Class
After 1 Year	$ 590	$ 348	[1]	$ 148
After 3 Years	2,168	2,019		1,753
After 5 Years	3,645	3,652		3,264
After 10 Years	$ 6,939	$ 7,196		$ 6,664
[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year , the Fund's portfolio turnover rate was 77 % of the average value of its portfolio.
PRINCIPAL STRATEGIES
At least 80% of the Fund's net assets will under normal circumstances be invested in securities of emerging market companies and related derivatives. Examples of emerging market countries include Argentina, Brazil, Chile, Croatia, Egypt, Hong Kong, India, Indonesia, Kazakhstan, Malaysia, Mexico, the People's Republic of China, Peru, the Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela. Emerging market countries may include countries referred to as "frontier" markets, such as Egypt, Nigeria and Vietnam.

In managing the Fund, the Adviser will employ a "bottom up" investment process that focuses on a company's prospective earnings growth, valuation and business quality. The Adviser will typically look for companies that have strong, experienced management teams and the potential to support greater than expected earnings growth rates, and will combine fundamental and quantitative analyses in its stock selection process. The Adviser will not target any particular country, sector or market capitalization weightings for the Fund. The Fund is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers.

Fluctuations in currency exchange rates can have a dramatic impact of the returns of equity securities. While the Adviser may hedge the foreign currency exposure resulting from the Fund's security positions through the use of currency-related derivatives, it is not required to do so. The Fund may also take long and short positions in currencies (or related derivatives) independent of any such security positions, including taking a position in a currency when it does not hold any securities traded in that currency.
PRINCIPAL RISKS
  Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid , and because these investments may be subject to increased economic, political, regulatory or other uncertainties.
  Market Risk: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund's growth approach, may underperform the market generally.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Non-diversification Risk: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value, or NAV.
  Sector Risk: The Fund may have more risk because of concentrated investments in a particular market sector, such as the technology or financial services sector. Market or economic factors affecting that sector could have a major effect on the value of the Fund's investments.
  Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over the life of the Fund; and
  how the Fund's average annual returns for one year and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the website at www.ABfunds.com (click on "Investments—Mutual Funds").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2016, the year-to-date unannualized return for the Fund's shares was 16.73%.

During the period shown in the bar chart, the Fund's: Best Quarter was up 4.23%, 1st quarter, 2015; and Worst Quarter was down -15.38%, 3rd quarter, 2015.
Performance Table Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Total Returns - AB Emerging Markets Growth Portfolio		1 Year	Since Inception [2]	Inception Date
Class A	[1]	(15.75%)	(18.21%)	Nov. 13, 2014
Class A | Return After Taxes on Distributions	[1]	(15.67%)	(18.15%)	Nov. 13, 2014
Class A | Return After Taxes on Distributions and Sale of Fund Shares	[1]	(8.81%)	(13.76%)	Nov. 13, 2014
Class C		(13.58%)	(15.73%)	Nov. 13, 2014
Advisor Class		(11.93%)	(14.90%)	Nov. 13, 2014
MSCI Emerging Markets Index (reflects no deduction for fees, taxes or expenses)		(14.92%)	(15.94%)
[1]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for all Classes is 11/13/2014.